Exhibit 99.2

March 16, 2022

REALtech Title LLC

3001 Leadenhall Road,

Mt. Laurel, NJ 08054

RE:	Home Partners of America 2022-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old
2

or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency

3

of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

4

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

REALtech Title LLC, a Delaware limited liability company

By:	/s/ Jennifer A. Battista
Name:	Jennifer A. Battista
Title:	Senior Vice President
Date:	3/16/2022
5

Schedule I

Property Code	State	Description of Discrepancy	Updated Designation (HOA or NON-HOA)

v31-0217	CA	Potential HOA	NON-HOA
v50-0107	CA	Potential HOA	NON-HOA
v34-3894	CA	Potential HOA	NON-HOA
v34-3890	CA	Potential HOA	NON-HOA
v50-0097	CA	Potential HOA	NON-HOA
v29-0879	CA	Potential HOA	NON-HOA
v34-3876	CA	Potential HOA	NON-HOA
v50-0093	CA	Potential HOA	NON-HOA
v29-0874	CA	Potential HOA	NON-HOA
v50-0091	CA	Potential HOA	NON-HOA
v29-0872	CA	Potential HOA	NON-HOA
v29-0873	CA	Potential HOA	NON-HOA
v32-9385	CA	Potential HOA	NON-HOA
v29-0848	CA	Potential HOA	NON-HOA
v56-4815	CA	Potential HOA	NON-HOA
v29-0875	CA	Potential HOA	NON-HOA
v32-9253	CA	Potential HOA	NON-HOA
v36-5960	CA	Potential HOA	NON-HOA
v46-2424	CA	Potential HOA	NON-HOA
v38-3145	CA	Potential HOA	NON-HOA
v46-2455	CA	Potential HOA	NON-HOA
v32-9308	CA	Potential HOA	NON-HOA
v38-3174	CA	Potential HOA	NON-HOA
v32-9292	CA	Potential HOA	NON-HOA
v38-3114	CA	Potential HOA	NON-HOA
v29-0865	CA	Potential HOA	NON-HOA
v32-9301	CA	Potential HOA	NON-HOA
v50-0085	CA	Potential HOA	NON-HOA
v41-0964	CA	Potential HOA	NON-HOA
v39-0648	CA	Potential HOA	NON-HOA
v46-2458	CA	Potential HOA	NON-HOA
v32-9197	CA	Potential HOA	NON-HOA
v38-3117	CA	Potential HOA	NON-HOA
v56-4854	CA	Potential HOA	NON-HOA
v32-9238	CA	Potential HOA	NON-HOA
6

v38-3064	CA	Potential HOA	NON-HOA
v50-0081	CA	Potential HOA	NON-HOA
v50-0077	CA	Potential HOA	NON-HOA
v50-0068	CA	Potential HOA	NON-HOA
v29-0836	CA	Potential HOA	NON-HOA
v34-3833	CA	Potential HOA	NON-HOA
v50-0070	CA	Potential HOA	NON-HOA
v34-3838	CA	Potential HOA	NON-HOA
v50-0065	CA	Potential HOA	NON-HOA
v55-0501	CA	Potential HOA	NON-HOA
v34-3832	CA	Potential HOA	NON-HOA
v50-0063	CA	Potential HOA	NON-HOA
v50-0061	CA	Potential HOA	NON-HOA
v34-3805	CA	Potential HOA	NON-HOA
v29-0857	CA	Potential HOA	NON-HOA
v29-0840	CA	Potential HOA	NON-HOA
v31-0211	CA	Potential HOA	NON-HOA
v34-3815	CA	Potential HOA	NON-HOA
v29-0810	CA	Potential HOA	NON-HOA
v50-0043	CA	Potential HOA	NON-HOA
v56-4786	CA	Potential HOA	NON-HOA
v55-0498	CA	Potential HOA	NON-HOA
v50-0060	FL	Potential HOA	NON-HOA
v32-8960	OK	Potential HOA	NON-HOA
v55-0422	OK	Potential HOA	NON-HOA
v34-3806	OK	Potential HOA	NON-HOA
v34-3801	OK	Potential HOA	NON-HOA
v34-3807	OK	Potential HOA	NON-HOA
v55-0425	OK	Potential HOA	NON-HOA
v34-3283	OK	Potential HOA	NON-HOA
v34-3045	OK	Potential HOA	NON-HOA
v31-0142	OK	Potential HOA	NON-HOA
v31-0148	OK	Potential HOA	NON-HOA
v31-0134	OK	Potential HOA	NON-HOA
v44-0423	OK	Potential HOA	NON-HOA
v31-0140	OK	Potential HOA	NON-HOA
v44-0421	OK	Potential HOA	NON-HOA
v44-0422	OK	Potential HOA	NON-HOA
v44-0406	OK	Potential HOA	NON-HOA
v34-3040	GA	Potential HOA	NON-HOA
v34-3028	GA	Potential HOA	NON-HOA
v29-0610	GA	Potential HOA	NON-HOA
v34-3048	GA	Potential HOA	NON-HOA
7

v34-3021	GA	Potential HOA	NON-HOA
v34-3143	GA	Potential HOA	NON-HOA
v29-0591	GA	Potential HOA	NON-HOA
v34-2898	GA	Potential HOA	NON-HOA
v34-3004	GA	Potential HOA	NON-HOA
v29-0635	GA	Potential HOA	NON-HOA
v34-2982	GA	Potential HOA	NON-HOA
v34-3085	WA	Potential HOA	NON-HOA
v34-3063	WA	Potential HOA	NON-HOA
v34-3010	WA	Potential HOA	NON-HOA
v55-0414	WA	Potential HOA	NON-HOA
v34-2926	WA	Potential HOA	NON-HOA
v55-0412	WA	Potential HOA	NON-HOA
v29-0636	WA	Potential HOA	NON-HOA
v55-0408	WA	Potential HOA	NON-HOA
v34-3128	WA	Potential HOA	NON-HOA
v34-3126	WA	Potential HOA	NON-HOA
v55-0410	WA	Potential HOA	NON-HOA
v34-3009	WA	Potential HOA	NON-HOA
v34-3017	WA	Potential HOA	NON-HOA
v34-3094	WA	Potential HOA	NON-HOA
v34-2970	WA	Potential HOA	NON-HOA
v34-3142	WA	Potential HOA	NON-HOA
v29-0627	WA	Potential HOA	NON-HOA
v29-0602	WA	Potential HOA	NON-HOA
v34-3000	WA	Potential HOA	NON-HOA
v34-3084	WA	Potential HOA	NON-HOA
v29-0617	WA	Potential HOA	NON-HOA
v34-2878	WA	Potential HOA	NON-HOA
v34-3002	WA	Potential HOA	NON-HOA
v29-0614	WA	Potential HOA	NON-HOA
v34-3170	WA	Potential HOA	NON-HOA
v34-2745	WA	Potential HOA	NON-HOA
v34-3218	WA	Potential HOA	NON-HOA
v34-3015	WA	Potential HOA	NON-HOA
v34-3133	WA	Potential HOA	NON-HOA
v34-3121	WA	Potential HOA	NON-HOA
v34-2993	WA	Potential HOA	NON-HOA
v34-2969	WA	Potential HOA	NON-HOA
v34-3214	WA	Potential HOA	NON-HOA
v34-3157	WA	Potential HOA	NON-HOA
v34-3150	WA	Potential HOA	NON-HOA
v31-0171	WA	Potential HOA	NON-HOA
8

v34-3239	WA	Potential HOA	NON-HOA
v56-3998	WA	Potential HOA	NON-HOA
v31-0158	WA	Potential HOA	NON-HOA
v29-0704	WA	Potential HOA	NON-HOA
v29-0648	WA	Potential HOA	NON-HOA
v56-3944	WA	Potential HOA	NON-HOA
v34-3326	WA	Potential HOA	NON-HOA
v29-0702	WA	Potential HOA	NON-HOA
v55-0426	WA	Potential HOA	NON-HOA
v34-3333	WA	Potential HOA	NON-HOA
v56-4114	WA	Potential HOA	NON-HOA
v29-0656	WA	Potential HOA	NON-HOA
v55-0437	WA	Potential HOA	NON-HOA
v56-4095	WA	Potential HOA	NON-HOA
v34-3266	WA	Potential HOA	NON-HOA
v29-0698	WA	Potential HOA	NON-HOA
v55-0424	WA	Potential HOA	NON-HOA
v44-0429	WA	Potential HOA	NON-HOA
v34-3179	WA	Potential HOA	NON-HOA
v34-3340	WA	Potential HOA	NON-HOA
v34-3253	WA	Potential HOA	NON-HOA
v34-3356	WA	Potential HOA	NON-HOA
v34-3287	WA	Potential HOA	NON-HOA
v34-3206	WA	Potential HOA	NON-HOA
v34-3210	WA	Potential HOA	NON-HOA
v34-3289	WA	Potential HOA	NON-HOA
v34-3217	WA	Potential HOA	NON-HOA
v34-3259	WA	Potential HOA	NON-HOA
v34-3419	WA	Potential HOA	NON-HOA
v34-3187	WA	Potential HOA	NON-HOA
v34-3226	WA	Potential HOA	NON-HOA
v34-3353	WA	Potential HOA	NON-HOA
v55-0427	WA	Potential HOA	NON-HOA
v29-0657	WA	Potential HOA	NON-HOA
v34-3181	WA	Potential HOA	NON-HOA
v34-3184	WA	Potential HOA	NON-HOA
v34-3177	WA	Potential HOA	NON-HOA
v34-3331	WA	Potential HOA	NON-HOA
v29-0668	WA	Potential HOA	NON-HOA
v55-0434	WA	Potential HOA	NON-HOA
v34-3255	WA	Potential HOA	NON-HOA
v29-0685	WA	Potential HOA	NON-HOA
v34-3211	WA	Potential HOA	NON-HOA
9

v34-3308	WA	Potential HOA	NON-HOA
v34-3258	WA	Potential HOA	NON-HOA
v34-3311	WA	Potential HOA	NON-HOA
v34-3228	WA	Potential HOA	NON-HOA
v29-0680	WA	Potential HOA	NON-HOA
v34-3351	WA	Potential HOA	NON-HOA
v34-3345	WA	Potential HOA	NON-HOA
v55-0433	WA	Potential HOA	NON-HOA
v55-0430	WA	Potential HOA	NON-HOA
v34-3288	WA	Potential HOA	NON-HOA
v34-3362	WA	Potential HOA	NON-HOA
v34-3401	WA	Potential HOA	NON-HOA
v29-0718	WA	Potential HOA	NON-HOA
v34-3471	WA	Potential HOA	NON-HOA
v34-3535	WA	Potential HOA	NON-HOA
v31-0167	WA	Potential HOA	NON-HOA
v31-0178	WA	Potential HOA	NON-HOA
v31-0181	WA	Potential HOA	NON-HOA
v31-0180	WA	Potential HOA	NON-HOA
v29-0737	WA	Potential HOA	NON-HOA
v55-0448	WA	Potential HOA	NON-HOA
v29-0710	WA	Potential HOA	NON-HOA
v55-0456	WA	Potential HOA	NON-HOA
v34-3470	WA	Potential HOA	NON-HOA
v34-3530	WA	Potential HOA	NON-HOA
v34-3536	WA	Potential HOA	NON-HOA
v55-0439	WA	Potential HOA	NON-HOA
v34-3491	WA	Potential HOA	NON-HOA
v29-0699	WA	Potential HOA	NON-HOA
v34-3480	WA	Potential HOA	NON-HOA
v46-2114	WA	Potential HOA	NON-HOA
v36-5194	WA	Potential HOA	NON-HOA
v36-5280	WA	Potential HOA	NON-HOA
v36-5420	WA	Potential HOA	NON-HOA
v42-2706	WA	Potential HOA	NON-HOA
v34-3531	WA	Potential HOA	NON-HOA
v34-3385	WA	Potential HOA	NON-HOA
v34-3465	WA	Potential HOA	NON-HOA
v34-3384	WA	Potential HOA	NON-HOA
v34-3380	WA	Potential HOA	NON-HOA
v34-3497	WA	Potential HOA	NON-HOA
v34-3515	WA	Potential HOA	NON-HOA
v34-3502	WA	Potential HOA	NON-HOA
10

v34-3410	WA	Potential HOA	NON-HOA
v29-0725	WA	Potential HOA	NON-HOA
v34-3433	WA	Potential HOA	NON-HOA
v34-3434	WA	Potential HOA	NON-HOA
v55-0455	WA	Potential HOA	NON-HOA
v55-0460	WA	Potential HOA	NON-HOA
v29-0740	WA	Potential HOA	NON-HOA
v34-3476	WA	Potential HOA	NON-HOA
v34-3468	WA	Potential HOA	NON-HOA
v29-0739	WA	Potential HOA	NON-HOA
v34-3473	WA	Potential HOA	NON-HOA
v34-3528	WA	Potential HOA	NON-HOA
v55-0465	WA	Potential HOA	NON-HOA
v34-3421	WA	Potential HOA	NON-HOA
v34-3396	WA	Potential HOA	NON-HOA
v34-3537	WA	Potential HOA	NON-HOA
v34-3460	WA	Potential HOA	NON-HOA
v34-3456	WA	Potential HOA	NON-HOA
v31-0197	WA	Potential HOA	NON-HOA
v34-3789	WA	Potential HOA	NON-HOA
v29-0795	WA	Potential HOA	NON-HOA
v29-0773	WA	Potential HOA	NON-HOA
v34-3569	WA	Potential HOA	NON-HOA
v34-3570	WA	Potential HOA	NON-HOA
v29-0803	WA	Potential HOA	NON-HOA
v34-3585	WA	Potential HOA	NON-HOA
v55-0475	WA	Potential HOA	NON-HOA
v34-3571	WA	Potential HOA	NON-HOA
v55-0471	WA	Potential HOA	NON-HOA
v34-3624	WA	Potential HOA	NON-HOA
v55-0474	WA	Potential HOA	NON-HOA
v34-3630	WA	Potential HOA	NON-HOA
v55-0478	CO	Potential HOA	NON-HOA
v34-3574	CO	Potential HOA	NON-HOA
v34-3567	CO	Potential HOA	NON-HOA
v29-0751	CO	Potential HOA	NON-HOA
v29-0806	CO	Potential HOA	NON-HOA
v29-0752	MN	Potential HOA	NON-HOA
v29-0763	MN	Potential HOA	NON-HOA
v34-3474	MN	Potential HOA	NON-HOA
v34-3644	MN	Potential HOA	NON-HOA
v34-3633	MN	Potential HOA	NON-HOA
v34-3595	MN	Potential HOA	NON-HOA
11

v34-3678	NC	Potential HOA	NON-HOA
v36-5497	SC	Potential HOA	NON-HOA
v30-5873	SC	Potential HOA	NON-HOA
v34-3591	KS	Potential HOA	NON-HOA
v34-3612	KS	Potential HOA	NON-HOA
v29-0765	KS	Potential HOA	NON-HOA
v34-3620	KS	Potential HOA	NON-HOA
v34-3589	KS	Potential HOA	NON-HOA
v55-0473	KS	Potential HOA	NON-HOA
v29-0748	MD	Potential HOA	NON-HOA
v29-0768	MD	Potential HOA	NON-HOA
v34-3600	MD	Potential HOA	NON-HOA
v34-3609	MD	Potential HOA	NON-HOA
v34-3610	NV	Potential HOA	NON-HOA
v31-0206	NV	Potential HOA	NON-HOA
v31-0210	NV	Potential HOA	NON-HOA
v41-0896	NV	Potential HOA	NON-HOA
v56-4810	NV	Potential HOA	NON-HOA
v50-0026	NV	Potential HOA	NON-HOA
v44-0476	NV	Potential HOA	NON-HOA
v34-3750	NV	Potential HOA	NON-HOA
v34-3762	NV	Potential HOA	NON-HOA
v29-0833	NV	Potential HOA	NON-HOA
v34-3747	NV	Potential HOA	NON-HOA
v29-0835	NV	Potential HOA	NON-HOA
v34-3779	NV	Potential HOA	NON-HOA
v29-0828	NV	Potential HOA	NON-HOA
v34-3784	NV	Potential HOA	NON-HOA
v32-9257	NV	Potential HOA	NON-HOA
v50-0050	NV	Potential HOA	NON-HOA
v55-0480	NV	Potential HOA	NON-HOA
v29-0804	NV	Potential HOA	NON-HOA
v34-3753	NV	Potential HOA	NON-HOA
v50-0030	NV	Potential HOA	NON-HOA
v29-0817	UT	Potential HOA	NON-HOA
v34-3766	UT	Potential HOA	NON-HOA
v34-3659	UT	Potential HOA	NON-HOA
v29-0801	UT	Potential HOA	NON-HOA
v34-3763	UT	Potential HOA	NON-HOA
v29-0809	UT	Potential HOA	NON-HOA
v34-3788	UT	Potential HOA	NON-HOA
v34-3800	UT	Potential HOA	NON-HOA
v50-0039	UT	Potential HOA	NON-HOA
12

v50-0041	UT	Potential HOA	NON-HOA
v34-3687	UT	Potential HOA	NON-HOA
v55-0481	UT	Potential HOA	NON-HOA
v50-0045	UT	Potential HOA	NON-HOA
v50-0036	UT	Potential HOA	NON-HOA
v34-3743	UT	Potential HOA	NON-HOA
v34-3794	UT	Potential HOA	NON-HOA
v40-1428	UT	Potential HOA	NON-HOA
v34-3698	UT	Potential HOA	NON-HOA
v29-0815	UT	Potential HOA	NON-HOA
v29-0818	UT	Potential HOA	NON-HOA
v32-7165	UT	Potential HOA	NON-HOA
v55-0482	UT	Potential HOA	NON-HOA
v34-3723	UT	Potential HOA	NON-HOA
v56-4861	UT	Potential HOA	NON-HOA
v32-9377	UT	Potential HOA	NON-HOA
v29-0821	UT	Potential HOA	NON-HOA
v34-3792	UT	Potential HOA	NON-HOA
v34-3614	UT	Potential HOA	NON-HOA
v29-0820	UT	Potential HOA	NON-HOA
v29-0789	UT	Potential HOA	NON-HOA
v34-3790	TX	Potential HOA	NON-HOA
v34-3728	TX	Potential HOA	NON-HOA
v34-3811	TX	Potential HOA	NON-HOA
v55-0484	TX	Potential HOA	NON-HOA
v34-3681	TX	Potential HOA	NON-HOA
v34-3733	TX	Potential HOA	NON-HOA
v34-3718	TX	Potential HOA	NON-HOA
v34-3720	TX	Potential HOA	NON-HOA
v34-3731	TX	Potential HOA	NON-HOA

13